UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 90,359
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 1.5%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
365	4.750%, 6/01/22	6/16 at 100.00	BBB	354,689
540	5.000%, 6/01/26	6/16 at 100.00	BBB	481,351
905	Total Consumer Staples			836,040
	Education and Civic Organizations – 9.6%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	95,852
	2007A, 5.000%, 7/01/31
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	38,381
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County, New York, Industrial Land Development Corporation Tax-Exempt Revenue	12/20 at 100.00	N/R	289,125
	Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	28,331
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	373,704
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	958,160
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	BBB	792,834
	2002, 5.000%, 7/01/22 – SYNCORA GTY Insured
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	51,173
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	120,256
	2010, 5.250%, 7/01/35
815	Dutchess County Industrial Development Agency, New York, Civiv Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	750,729
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	100,601
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	100,200
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	9/11 at 100.00	A–	500,545
	Greater New York, Series 2002, 5.250%, 8/01/21
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	341,368
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	492,119
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
185	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/11 at 100.00	BBB–	185,013
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	63,233
	College, Series 2007, 5.000%, 10/01/27
5,630	Total Education and Civic Organizations			5,281,624
	Financials – 0.8%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	445,349
	2007, 5.500%, 10/01/37
	Health Care – 19.0%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	455,054
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	490,255
	Hospital, Series 2005, 4.900%, 8/15/31
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	100,500
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/12 at 100.00	Baa3	110,655
100	5.500%, 7/01/30	1/12 at 101.00	Baa3	100,029
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	957,306
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	707,373
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
390	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	423,996
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	769,920
	2011A, 6.000%, 7/01/40
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	N/R	1,699,454
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,590	Dormitory Authority of the State of New York, Revenue Bonds, Nursing Home, Norwegian-Christian,	8/11 at 101.00	BBB	1,592,560
	Series 2001, 5.200%, 8/01/36 – NPFG Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	1,208,838
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	500,375
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	92,660
90	5.500%, 2/01/32	No Opt. Call	BBB–	83,019
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	789,113
	2003A, 5.250%, 2/15/21 – AMBAC Insured
230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	230,216
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
125	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	127,075
	2010-C2, 6.125%, 11/01/37
10,280	Total Health Care			10,438,398
	Housing/Multifamily – 5.9%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	N/R	1,691,058
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	1,022,680
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	252,735
	Series 2004A, 5.250%, 11/01/30
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	269,506
	11/01/38 (Alternative Minimum Tax)
3,225	Total Housing/Multifamily			3,235,979
	Housing/Single Family – 8.2%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%,	10/11 at 100.00	Aa1	2,003,740
	10/01/18 (Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	10/11 at 100.00	Aaa	2,500,050
	10/01/31 (Alternative Minimum Tax)
4,500	Total Housing/Single Family			4,503,790
	Long-Term Care – 8.1%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	74,534
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	32,313
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,072,120
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds, St.	12/12 at 103.00	N/R	1,039,470
	Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AAA	983,499
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	22,828
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	251,103
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
4,430	Total Long-Term Care			4,475,867
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	88,615
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 5.4%
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,354,046
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	335,346
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	222,352
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,068,710
2,760	Total Tax Obligation/General			2,980,454
	Tax Obligation/Limited – 20.1%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	642,576
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	528,115
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	519,985
	Series 2002A, 5.500%, 1/01/20 – NPFG Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	267,668
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	214,198
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,262,546
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	622,452
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	704,719
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	584,441
	Series 2007C-1, 5.000%, 11/01/27
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	583,632
	Option Bond Trust 3545, 13.903%, 5/01/32 (IF)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	830,327
	Series 2008A, 5.000%, 12/15/26 (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/14 at 100.00	AA	264,635
	2004A, 5.000%, 4/01/21 – NPFG Insured
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	446,722
	5.000%, 4/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	684,935
	5.500%, 4/01/20 – AMBAC Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,056,610
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	262,945
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	529,185
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,073,800
	Option Bond Trust 09-6W, 13.376%, 3/15/37 (IF) (4)
10,400	Total Tax Obligation/Limited			11,079,491
	Transportation – 2.9%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	180,463
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	567,420
	5.000%, 11/15/15 – FGIC Insured
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	102,827
	AGM Insured
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	108,799
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	135,163
	Eighth Series 2007, Trust 2920, 17.932%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	305,788
215	6.000%, 12/01/36	12/20 at 100.00	BBB–	218,543
1,510	Total Transportation			1,619,003
	U.S. Guaranteed – 2.7% (5)
760	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	877,716
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
95	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V,	No Opt. Call	AAA	99,744
	6.750%, 6/01/12 (ETM)
475	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	496,271
	(Pre-refunded 7/15/12)
1,330	Total U.S. Guaranteed			1,473,731
	Utilities – 3.3%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	598,112
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	446,779
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	9/11 at 100.00	BBB+	500,749
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	253,722
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
1,750	Total Utilities			1,799,362
	Water and Sewer – 12.6%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/11 at 101.00	AAA	2,517,124
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/18 at 100.00	AA+	299,276
	Bonds, Tender Option Bond Trust 3484, 18.005%, 6/15/32 (IF)
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,077,819
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,057,899
6,775	Total Water and Sewer			6,952,118
$ 54,120	Total Investments (cost $54,154,699) – 100.5%			55,300,180
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – 1.3%			743,975
	Net Assets – 100%			$ 55,039,155

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$55,300,180	$—	$55,300,180

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $53,143,276.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,552,457
Depreciation	(398,148)
Net unrealized appreciation (depreciation) of investments	$1,154,309

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transaction.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011